 ITEM 1. SCHEDULE OF INVETMENTS

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 2.7%
Common Stocks 2.7%
AMP (1)	3,517,611	24,287
Brambles Industries (1)	3,256,500	27,101
Macquarie Infrastructure, Equity Units (1)	15,447,322	32,197
Rio Tinto (1)	863,012	49,176
Sydney Roads Group, Equity Units	5,149,107	4,064
Transurban (1)	5,103,885	27,691
Total Australia (Cost $153,254)		164,516
AUSTRIA 2.7%
Common Stocks 2.7%
Erste Bank der Oesterreich Sparkasse (1)	1,958,615	112,894
Telekom Austria	774,164	17,480
Wiener Staedtische Versicherung AG (1)	538,150	31,321
Total Austria (Cost $151,783)		161,695
BELGIUM 1.2%
Common Stocks 1.2%
SES Global FDR	4,226,997	57,188
UCB (1)	275,442	16,042
Total Belgium (Cost $75,125)		73,230
BRAZIL 3.0%
Common Stocks 2.7%
Companhia Vale do Rio Doce ADR (USD) (1)	2,335,400	46,474
Petroleo Brasileiro ADR (USD) (1)	1,227,531	101,689
Tele Norte Leste ADR (USD) (1)	1,126,479	14,948
		163,111
Preferred Stocks 0.3%
Banco Itau Holdings Financiera , 3.10%	539,200	16,491
		16,491
Total Brazil (Cost $92,200)		179,602
CANADA 0.5%
Common Stocks 0.5%
Telus (USD)	698,000	29,323
Total Canada (Cost $19,560)		29,323
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, Series B	850,744	52,388
Total Denmark (Cost $33,226)		52,388
EGYPT 0.3%
Common Stocks 0.3%
MobiNil-Egyptian	708,952	17,401
Total Egypt (Cost $24,414)		17,401
FINLAND 0.8%
Common Stocks 0.8%
Nokia	2,554,937	50,643
Total Finland (Cost $2,801)		50,643
FRANCE 7.8%
Common Stocks 7.8%
AXA (1)	2,212,779	76,255
Cap Gemini (1)	1,278,924	68,657
LVMH (1)	967,046	97,077
Pernod-Ricard (1)	259,168	53,919
Societe Generale (1)	365,686	54,516
Television Francaise (1)	1,440,750	45,880
Total	1,144,742	77,803
Total France (Cost $315,028)		474,107
GERMANY 5.0%
Common Stocks 4.0%
Commerzbank	2,215,384	77,589
Fresenius Medical Care (1)	406,725	48,694
Hypo Real Estate Holding	912,408	50,705
Praktiker Bau-und Heimwerk	2,268,754	67,181
		244,169
Preferred Stocks 1.0%
ProSieben Sat Media, 3.99% (1)(2)	2,457,985	62,525
		62,525
Total Germany (Cost $240,654)		306,694
GREECE 2.8%
Common Stocks 2.8%
Cosmote Mobile Communication	790,405	17,755
Hellenic Telecommunications (2)	2,947,510	67,190
National Bank of Greece	2,124,026	82,469
OPAP	3,240	118
Total Greece (Cost $143,216)		167,532
INDIA 1.0%
Common Stocks 1.0%
Bharti Airtel (2)	3,805,200	34,608
I-Flex Solutions	972,286	27,576
Total India (Cost $42,597)		62,184
IRELAND 1.3%
Common Stocks 1.3%
Anglo Irish Bank (Dublin listing)	3,999,811	58,301
Anglo Irish Bank (London listing)	500	7
CRH	588,812	18,961
Total Ireland (Cost $67,081)		77,269
ITALY 7.6%
Common Stocks 7.6%
Banca Intesa S.p.A-RNC	9,476,854	50,802
Banca Intesa S.p.A.	6,289,777	36,347
Capitalia	9,346,330	78,375
Eni S.p.A.	2,153,382	65,991
Lottomatica (1)	1,205,800	44,786
Mediobanca (1)	1,667,090	33,853
Saipem	2,617,910	60,278
UniCredito Italiano (1)	11,890,657	91,439
Total Italy (Cost $362,115)		461,871
JAPAN 24.6%
Common Stocks 24.6%
AIFUL (1)	891,850	34,968
Astellas Pharma	774,800	30,784
Canon	635,400	30,505
Credit Saison	775,200	33,569
Fanuc	438,500	36,526
Honda	962,600	31,704
HOYA	1,160,600	40,551
Ibiden (1)	1,047,000	50,539
JSR (1)	934,800	21,991
Keyence (1)	224,701	51,237
Leopalace21 (1)	1,118,900	39,094
Marui (1)	3,638,000	51,700
Mitsubishi	3,904,600	79,950
Mitsubishi Estate	1,364,000	28,226
Mitsubishi UFJ Financial	5,256	74,190
Mitsui Fudosan (1)	3,619,000	76,782
Mitsui Trust Holdings	4,054,000	44,507
Nidec (1)	409,500	29,044
Nitto Denko	438,300	31,812
ORIX	244,470	64,009
Rakuten (1)	77,230	36,674
Resona Holdings (1)	14,953	46,773
Secom	1,007,500	49,071
Sega Sammy Holdings	1,249,600	41,374
Seven & I	1,099,600	38,324
Shin-Etsu Chemical (1)	895,300	51,797
SMC	345,000	44,098
Sony (1)	1,195,400	54,994
Sumitomo Mitsui Financial	11,487	122,106
T&D Holdings	452,650	35,930
Toyota Motor	1,301,300	68,710
USHIO (1)	1,210,700	25,792
Total Japan (Cost $1,152,597)		1,497,331
MEXICO 2.5%
Common Stocks 2.5%
America Movil ADR, Series L (USD)	1,657,700	59,313
Grupo Financiero Banorte (1)	15,068,500	41,548
Grupo Televisa ADR (USD) (1)	1,152,400	21,342
Wal-Mart de Mexico, Series V	9,431,944	29,204
Total Mexico (Cost $62,567)		151,407
NETHERLANDS 1.1%
Common Stocks 1.1%
Koninklijke Numico (1)	1,385,674	66,429
Total Netherlands (Cost $42,595)		66,429
NORWAY 0.3%
Common Stocks 0.3%
Telenor ASA	1,438,500	18,326
Total Norway (Cost $18,056)		18,326
SINGAPORE 0.9%
Common Stocks 0.9%
Chartered Semiconductor (2)	4,048,000	2,768
Starhub	17,570,000	24,031
Venture	3,834,000	25,976
Total Singapore (Cost $57,680)		52,775
SOUTH AFRICA 1.0%
Common Stocks 1.0%
Absa Group	1,783,279	26,405
Naspers (N shares)	1,999,153	35,183
Total South Africa (Cost $51,440)		61,588
SOUTH KOREA 2.2%
Common Stocks 2.2%
Kookmin Bank	444,100	38,779
KT Freetel	607,500	18,096
Lotte Shopping (1)	60,850	20,897
Samsung Electronics	89,617	57,049
Total South Korea (Cost $97,769)		134,821
SPAIN 6.1%
Common Stocks 6.1%
Acciona	388,109	59,147
ACS Actividades Construccion y Servicios (1)	1,484,600	64,937
Cia. de Distribrucion Integral Logista (1)	819,126	48,783
Cintra Concesiones De Infraestructure (1)	1,097,436	13,937
Enagas (1)	2,135,494	46,363
Grupo Ferrovial (1)	542,000	43,755
Telefonica SA	5,430,247	91,765
Total Spain (Cost $345,416)		368,687
SWEDEN 3.4%
Common Stocks 3.4%
Assa-Abloy, Series B (1)	4,878,000	80,097
Atlas Copco, A shares	2,534,700	63,044
LM Ericsson	19,675,000	61,887
Total Sweden (Cost $224,483)		205,028
SWITZERLAND 7.2%
Common Stocks 7.2%
ABB	3,072,600	39,674
Credit Suisse Group	785,506	43,983
Nobel Biocare (1)	218,547	51,735
Novartis	1,867,737	106,021
Swiss Life Holding (1)(2)	422,106	97,437
UBS	1,844,060	100,260
Total Switzerland (Cost $306,272)		439,110
TAIWAN 0.6%
Common Stocks 0.6%
Hon Hai Precision Industry	3,917,000	23,203
Taiwan Semiconductor ADR (USD)	1,889,826	16,385
Total Taiwan (Cost $43,497)		39,588
UNITED KINGDOM 10.7%
Common Stocks 10.7%
AMVESCAP	8,806,477	85,392
Aviva	3,522,658	47,254
BP	3,374,974	40,670
Capita Group	7,551,532	73,752
Friends Provident	13,419,307	45,630
GlaxoSmithKline	2,527,072	69,923
Johnson Matthey	2,103,772	50,860
Next	1,829,410	58,378
Reckitt Benckiser	1,202,338	48,251
Royal Dutch Shell, B Shares	3,615,732	133,147
Total United Kingdom (Cost $486,854)		653,257
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	98,129,836	98,130
Total Short-Term Investments (Cost $98,130)		98,130
SECURITIES LENDING COLLATERAL 13.3%
Money Market Pooled Account 13.3%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 5.34% (3)	804,083,953	804,084
Total Securities Lending Collateral (Cost $804,084)		804,084
Total Investments in Securities
113.1% of Net Assets (Cost $5,514,494)		$6,869,016

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price International Stock Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $779,363,000; aggregate collateral consisted of $804,084,000 in the money market pooled account and U.S. government securities valued at $14,444,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $5,514,494,000. Net unrealized gain aggregated $1,354,544,000 at period-end, of which $1,512,514,000 related to appreciated investments and $157,970,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,905,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $98,130,000 and $114,754,000, respectively.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 5.7%
Common Stocks 5.7%
Austar Communications (1)(2)	8,536,900	8,766
Australian Worldwide Exploration (1)(2)	3,396,696	8,720
Beach Petroleum	9,761,396	12,716
Centennial Coal	732,632	2,027
Challenger Financial Services (2)	3,405,419	7,881
Downer EDI	2,236,300	12,835
Emperor Mines (1)	19,250,000	5,015
Equigold	9,511,300	11,115
GRD (2)	3,356,107	6,095
Herald Resources (1)	7,000,000	6,705
Oil Search (2)	2,570,701	8,116
Roc Oil (1)(2)	1,886,132	6,273
Unwired Group (1)	6,212,644	1,524
Worley Group (2)	589,499	9,057
Total Australia (Cost $66,987)		106,845
AUSTRIA 1.6%
Common Stocks 1.6%
Wiener Staedtische Versicherung AG (2)	300,000	17,460
Zumtobel (1)	569,000	11,729
Total Austria (Cost $33,056)		29,189
BELGIUM 0.8%
Common Stocks 0.8%
UCB (2)	250,000	14,560
Total Belgium (Cost $7,771)		14,560
CHINA 4.2%
Common Stocks 4.2%
AAC Acoustic Technology (HKD) (1)	6,684,000	6,451
Beijing Enterprises (HKD) (2)	6,754,000	10,673
China Fire Safety Enterprise (HKD)	50,030,000	5,859
China Insurance International (HKD) (1)	14,784,000	9,380
China Metal International (HKD)	10,816,000	3,925
China Power International (HKD)	23,881,000	7,837
Luen Thai Holdings (HKD)	15,021,000	3,460
Ports Design (HKD)	1,167,500	1,773
Qin Jia Yuan Media (HKD)	8,500,000	2,461
Sina (USD) (1)(2)	478,800	10,227
Tencent Holdings (HKD) (2)	3,446,000	6,581
Travelsky Technology, Class H (HKD) (2)	4,810,000	5,447
Xinhua Finance (JPY) (1)	7,875	4,048
Total China (Cost $82,122)		78,122
DENMARK 0.5%
Common Stocks 0.5%
Ambu A/S, B Shares	300,000	5,645
William Demant Holding (1)	60,000	4,500
Total Denmark (Cost $9,141)		10,145
FINLAND 1.4%
Common Stocks 1.4%
CapMan	2,281,000	7,133
Rapala (2)	1,039,118	8,448
Vacon	400,000	10,982
Total Finland (Cost $15,529)		26,563
FRANCE 4.6%
Common Stocks 4.6%
Avenir Telecom (1)	1,650,000	6,129
Cegedim (2)	48,935	3,932
Gl Trade	125,000	5,161
ILOG (1)	400,000	4,437
Lectra	500,000	2,808
Neopost (2)	104,973	11,422
Nexity (2)	200,000	11,446
Oeneo (1)	992,831	2,268
Oeneo, Warrants, 8/26/06 (1)	169,728	2
Oeneo, Warrants, 7/1/08 (1)	623,403	318
SOITEC (1)(2)	1,000,000	26,650
Wavecom (1)	200,000	2,259
Zodiac (2)	150,000	8,589
Total France (Cost $56,844)		85,421
GERMANY 7.1%
Common Stocks 6.8%
Boewe Systec	110,000	6,592
Cash Life (1)	200,000	6,249
CTS Eventim	300,000	8,765
GFK (2)	173,206	6,080
Gildemeister	500,000	4,678
H&R Wasag	300,000	12,770
IDS Scheer (2)	421,621	8,621
Rheinmetall	117,800	7,611
Rhoen-Klinikum (2)	112,346	4,300
Schwarz Pharma AG (2)	100,000	9,183
TAKKT	600,000	8,294
Wacker Chemie (1)	235,000	24,481
Wincor Nixdorf	100,000	13,182
Wire Card (2)	1,062,500	6,170
		126,976
Preferred Stocks 0.3%
Sartorius	151,000	5,685
		5,685
Total Germany (Cost $107,330)		132,661
GREECE 1.3%
Common Stocks 1.3%
Germanos (1)	700,000	16,868
Jumbo	600,000	7,429
Total Greece (Cost $14,408)		24,297
HONG KONG 2.1%
Common Stocks 2.1%
Cafe De Coral Holdings (2)	5,876,000	8,741
Clear Media (1)(2)	3,503,000	3,832
Integrated Distribution Services	3,568,000	6,217
Lifestyle International	4,545,000	8,481
Public Financial Holdings	6,896,000	5,218
The Grande Holdings	2,960,000	1,333
YGM Trading	5,895,000	5,235
Total Hong Kong (Cost $38,956)		39,057
INDIA 4.6%
Common Stocks 4.6%
Balaji Telefilms (1)	1,471,100	3,448
Financial Technologies	826,332	20,347
Gateway Distriparks	549,927	1,774
GlaxoSmithKline Consumer	581,053	6,079
Gujarat Mineral	231,205	1,432
Himatsingka Seide (1)	1,497,500	3,248
I-Flex Solutions	221,756	6,290
Mid-Day (1)	730,000	475
Moser-Baer India	1,589,378	6,216
Novartis India	267,110	2,315
Petronet LNG (1)	4,853,400	4,801
SREI Infrastructure Finance	3,125,000	2,719
Sun TV (1)	255,624	6,382
Suzlon Energy	532,200	11,039
Videsh Sanchar Nigam	869,324	6,581
WNS Holdings ADR (USD) (1)	128,900	3,235
Total India (Cost $59,955)		86,381
IRELAND 0.4%
Common Stocks 0.4%
Ecosecurities (GBP) (1)	2,300,000	6,682
Total Ireland (Cost $7,113)		6,682
ISRAEL 0.4%
Common Stocks 0.4%
Partner Communications ADR (USD)	800,000	7,424
Total Israel (Cost $14,507)		7,424
ITALY 2.8%
Common Stocks 2.8%
Digital Media Technology (1)	200,000	11,816
Esprinet	403,894	6,985
Guala Closures (1)	2,000,000	12,074
Nice (1)(2)	700,000	5,919
Piaggio & C (1)	2,133,500	7,489
Toro Assicurazioni (2)	300,000	8,053
Total Italy (Cost $44,618)		52,336
JAPAN 16.8%
Common Stocks 16.8%
Aruze (2)	432,300	8,061
Asahi Intecc	185,200	5,616
Asahi Pretec	237,600	8,571
Asahi Soft Drinks	355,000	5,345
ASICS (2)	1,017,000	10,040
Atrium (1)(2)	97,100	7,572
Bosch (2)	2,117,900	10,518
Culture Convenience Club (2)	898,200	8,984
DaVinci Advisors (1)(2)	7,130	5,933
Gentosha (2)	389	1,915
Japan General Estate (2)	418,300	9,458
Joint Corporation First Section	240,200	6,530
Kyoritsu Maintenance (2)	54,400	1,635
Makino Milling Machine (2)	625,000	6,317
Miraca Holdings (1)(2)	191,400	5,203
MODEC (2)	345,700	7,244
NHK Spring (2)	801,000	8,536
Nichias	816,000	5,716
Nidec Sankyo (2)	628,000	7,382
Nihon Kohden	469,800	7,851
Nihon Parkerizing	410,000	6,027
Nissha Printing	317,300	11,888
Nitori (2)	26,900	1,200
Okinawa Cellular Telephone	2,683	7,294
Otsuka (2)	96,800	10,804
Pacific Golf (1)(2)	5,407	7,726
Point (2)	179,160	9,023
Press Kogyo	1,020,000	4,764
Ryobi	942,000	6,328
Sanyo Shokai (2)	964,000	5,997
Shin-Etsu Polymer	633,000	9,933
Take & Give Needs (2)	6,343	6,466
Toho Titanium	96,900	4,792
Tokyo Star Bank	3,187	10,885
Tokyu Livable (2)	110,300	7,323
Topcon	263,700	4,152
Toshiba Machine (2)	628,000	6,511
Toyo Engineering (2)	935,000	4,196
Tsumura (2)	418,000	10,853
UFJ Central Leasing	133,900	6,708
USHIO (2)	578,300	12,320
Valor	507,500	8,999
Xebio	223,100	7,095
Yuasa Trading (1)(2)	2,769,000	4,994
Total Japan (Cost $311,427)		314,705
MALAYSIA 0.9%
Common Stocks 0.9%
Airasia (1)	19,888,600	6,960
Astro All Asia (Ordinary shares)	7,335,800	9,427
Total Malaysia (Cost $18,512)		16,387
NETHERLANDS 2.3%
Common Stocks 2.3%
Beter Bed Holding (2)	450,000	9,781
Eurocastle Investment	200,000	7,658
Grontmij CVA GDS	100,000	8,545
Koninklijke Ten Cafe	350,000	9,873
Smit International	100,000	6,931
Wegener GDS	91,068	1,295
Total Netherlands (Cost $36,862)		44,083
NEW ZEALAND 0.7%
Common Stocks 0.7%
Fisher & Paykel Healthcare (2)	2,803,020	7,450
Pumpkin Patch	1,570,100	4,163
Sky Network Television (2)	217,000	795
Total New Zealand (Cost $6,955)		12,408
NORWAY 1.9%
Common Stocks 1.9%
Acta (2)	2,500,000	9,129
Norwegian Air Shuttle (1)(2)	884,500	13,529
Storebrand ASA	1,250,000	12,984
Total Norway (Cost $25,830)		35,642
PHILIPPINES 0.4%
Common Stocks 0.4%
Universal Robina	21,366,100	7,887
Total Philippines (Cost $7,993)		7,887
ROMANIA 0.7%
Common Stocks 0.7%
Banca Transilvania (RON)	16,590,000	6,452
BRD-Groupe Societe Generale (RON)	1,000,000	6,122
Total Romania (Cost $11,742)		12,574
RUSSIA 1.0%
Common Stocks 1.0%
Novatek Rule OAO GDR (USD) (3)	222,200	10,399
Urals Energy (GBP) (1)	1,000,000	7,660
Total Russia (Cost $8,471)		18,059
SINGAPORE 1.9%
Common Stocks 1.9%
Banyan Tree Holdings (1)	11,307,000	6,658
Chartered Semiconductor (1)	13,391,000	9,157
Goodpack (1)	4,271,000	4,733
Goodpack, Warrants, 4/13/07 (1)	533,875	226
Olam International	8,926,000	7,800
Singapore Post	10,324,000	7,060
Total Singapore (Cost $32,568)		35,634
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Net 1 UEPS Technologies (USD) (1)(2)	100,000	2,247
Total South Africa (Cost $2,179)		2,247
SOUTH KOREA 2.6%
Common Stocks 2.6%
CDNetworks (1)	207,800	7,811
CJ Home Shopping, Rights, 8/30/06 (1)	25,699	546
CJ Home Shopping	111,270	8,854
Daum Communications (1)	136,994	6,971
Handsome (2)	492,800	7,585
KCC	22,810	5,517
LG Household & Health Care (2)	158,560	12,235
Total South Korea (Cost $46,705)		49,519
SPAIN 0.9%
Common Stocks 0.9%
Baron de Ley (1)	100,000	5,361
Grifols (1)(2)	1,427,400	12,279
Total Spain (Cost $11,893)		17,640
SRI LANKA 0.3%
Common Stocks 0.3%
Dialog Telekom	26,873,200	5,363
Total Sri Lanka (Cost $5,328)		5,363
SWEDEN 2.6%
Common Stocks 2.6%
Bergman & Beving, B Shares	658,415	12,773
Biacore International	300,000	13,656
Gant Company (1)	40,000	1,017
Hexagon (CHF)	62,500	2,106
Lindex AB (2)	500,000	6,720
Teleca, Class B (1)(2)	1,000,000	4,393
TradeDoubler (1)	500,000	8,591
Total Sweden (Cost $32,827)		49,256
SWITZERLAND 6.0%
Common Stocks 6.0%
Bachem Holding, Class B	100,000	6,091
Baloise Holding, Series R	150,000	11,938
Basilea Pharmaceutica (1)	100,000	14,463
Dufry (1)	131,790	10,660
EFG International (1)	535,000	15,206
Geberit	15,000	16,761
Georg Fischer (2)	15,000	6,773
Partners Group (1)	109,063	7,400
Phonak Holding (2)	350,000	22,084
Tornos (1)	84,152	752
Total Switzerland (Cost $81,639)		112,128
TAIWAN 1.1%
Common Stocks 1.1%
104 Corp.	801,000	4,696
Formosa International Hotels	3,878,000	9,817
Himax Technologies ADR (USD) (1)	1,056,000	6,832
Total Taiwan (Cost $23,675)		21,345
THAILAND 0.3%
Common Stocks 0.3%
Major Cineplex Group	7,291,300	3,122
Major Cineplex Group NVDR, GDR	5,526,900	2,366
Total Thailand (Cost $4,528)		5,488
UNITED KINGDOM 14.4%
Common Stocks 14.4%
Admiral Group	750,000	9,304
Aero Inventory	1,000,000	6,025
Arena Leisure	4,918,756	3,676
Benfield Group	2,500,000	16,838
Brammer	2,500,000	10,182
Cairn Energy (1)	250,000	9,860
Centaur Holdings	4,000,000	8,818
Ceres Power Holdings (1)	1,600,000	8,430
Charter (1)	750,000	10,944
Dignity	1,000,000	10,093
GW Pharmaceuticals (1)(2)	3,000,000	4,008
Halfords Group	1,500,000	8,211
Huntsworth	5,000,000	8,314
I-Mate (1)	2,750,000	8,914
ICAP	1,500,000	13,193
IG Group Holdings	4,100,000	16,258
ITE Group	3,000,000	6,684
Jessops	3,000,000	6,474
Mouchel Parkman	626,350	4,031
NDS Group ADR (USD) (1)	250,000	11,835
New Star Asset Management (1)	750,000	5,002
Paypoint	850,000	9,139
Petrofac	1,400,000	6,892
Pinewood Shepperton (1)	2,000,000	7,763
Queens Walk Investment (EUR)	500,000	6,809
Serco Group	1,700,000	10,465
Serica Energy (1)	4,800,000	8,968
St. Jame's Place	1,500,000	9,178
SThree (1)	2,587,000	14,742
Wolfson Microelectronics (1)	1,000,000	8,445
Total United Kingdom (Cost $212,687)		269,495
UNITED STATES 0.2%
Common Stocks 0.2%
deCode genetics (1)(2)	914,900	4,401
Total United States (Cost $4,363)		4,401
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.3%
T. Rowe Price Reserve Investment Fund, 5.32% (4)(5)	118,190,458	118,190
Total Short-Term Investments (Cost $118,190)		118,190
SECURITIES LENDING COLLATERAL 12.9%
Money Market Pooled Account 12.9%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.321% (4)	242,211,624	242,212
Total Securities Lending Collateral (Cost $242,212)		242,212
Total Investments in Securities
111.8% of Net Assets (Cost $1,804,923)		$2,094,346

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,399 and represents 0.6% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
JPY	Japanese Yen
NVDR	Non Voting Depository Receipt
RON	New Romanian Leu
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $237,072,000; aggregate collateral consisted of $242,212,000 in the money market pooled account and U.S. government securities valued at $6,177,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,804,923,000. Net unrealized gain aggregated $289,136,000 at period-end, of which $405,930,000 related to appreciated investments and $116,794,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $3,454,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $118,190,000 and $39,319,000, respectively.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRIA 4.3%
Common Stocks 4.3%
Bank Austria Creditanstalt (1)	36,000	4,624
Erste Bank der Oesterreich Sparkasse (1)	274,670	15,832
Telekom Austria	193,880	4,378
Wiener Staedtische Versicherung AG (1)	207,800	12,094
Total Austria (Cost $35,420)		36,928
BELGIUM 1.2%
Common Stocks 1.2%
SES Global FDR	737,400	9,977
Total Belgium (Cost $11,303)		9,977
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Series B	175,350	10,798
Total Denmark (Cost $7,084)		10,798
FRANCE 15.1%
Common Stocks 15.1%
AXA	498,368	17,174
Cap Gemini	179,287	9,625
Legrand (1)	338,300	9,024
LVMH	137,944	13,848
Neopost (1)	127,271	13,848
Pernod-Ricard (1)	48,455	10,081
Societe Generale (1)	60,420	9,007
SOITEC (1)(2)	192,400	5,128
Television Francaise	274,629	8,746
Total (1)	319,754	21,732
Zodiac (1)	196,700	11,262
Total France (Cost $96,699)		129,475
GERMANY 7.7%
Common Stocks 5.8%
Aareal Bank (1)(2)	135,100	5,228
Commerzbank	381,200	13,351
Hypo Real Estate Holding	308,626	17,151
Praktiker Bau-und Heimwerk	476,200	14,101
		49,831
Preferred Stocks 1.9%
Fresenius , 1.13%	32,000	5,258
ProSieben Sat Media, 3.99% (1)(2)	421,600	10,724
		15,982
Total Germany (Cost $49,700)		65,813
GREECE 5.5%
Common Stocks 5.5%
Cosmote Mobile Communication	354,533	7,964
Hellenic Telecommunications (2)	725,840	16,546
National Bank of Greece	592,553	23,007
Total Greece (Cost $41,293)		47,517
IRELAND 2.8%
Common Stocks 2.8%
Anglo Irish Bank	1,002,600	14,614
CRH	296,200	9,538
Total Ireland (Cost $21,173)		24,152
ITALY 11.9%
Common Stocks 11.9%
Banca Intesa	672,550	3,886
Capitalia	1,811,200	15,188
Eni S.p.A.	575,291	17,630
IntesaBci	1,682,400	9,019
Lottomatica (1)	503,710	18,709
Mediobanca (1)	528,900	10,740
Piaggio & C (2)	1,444,100	5,069
Saipem	379,050	8,728
UniCredito Italiano (1)	1,681,088	12,927
Total Italy (Cost $76,012)		101,896
NETHERLANDS 2.2%
Common Stocks 2.2%
Koninklijke Numico	388,148	18,608
Total Netherlands (Cost $12,844)		18,608
NORWAY 0.5%
Common Stocks 0.5%
Telenor ASA	370,189	4,716
Total Norway (Cost $4,649)		4,716
ROMANIA 2.0%
Common Stocks 2.0%
Banca Transilvania	11,316,348	4,401
BRD-Groupe Societe Generale	1,734,400	10,618
SIF 5 Oltenia Craiova (2)	2,648,000	2,288
Total Romania (Cost $16,770)		17,307
RUSSIA 0.4%
Common Stocks 0.4%
Promstroibank (USD)	3,868,400	3,868
Total Russia (Cost $4,352)		3,868
SPAIN 9.8%
Common Stocks 9.8%
Acciona	71,923	10,961
ACS Actividades Construccion y Servicios	205,700	8,997
Banco Pastor (1)	1,115,200	14,547
Enagas	532,800	11,567
Grifols (2)	1,048,900	9,023
Grupo Ferrovial (1)	87,100	7,032
Indra Sistemas (1)	414,000	8,296
Telefonica SA	818,903	13,839
Total Spain (Cost $77,587)		84,262
SWEDEN 3.7%
Common Stocks 3.7%
Assa-Abloy, B Shares (1)	633,000	10,394
Atlas Copco, A shares	412,200	10,252
LM Ericsson	3,587,000	11,283
Total Sweden (Cost $35,119)		31,929
SWITZERLAND 13.9%
Common Stocks 13.9%
ABB	794,500	10,259
Dufry (2)	55,100	4,457
Geberit	9,540	10,660
Julius Baer	85,100	7,892
Nobel Biocare	55,098	13,043
Novartis	292,576	16,608
Phonak Holding	300,200	18,942
Roche Holding	39,104	6,955
Swiss Life Holding (2)	54,200	12,511
UBS	337,706	18,361
Total Switzerland (Cost $86,989)		119,688
UNITED KINGDOM 13.8%
Common Stocks 13.8%
Admiral Group	894,000	11,091
AMVESCAP	1,477,500	14,327
Aviva	824,300	11,057
BP	910,707	10,975
Capita Group	2,094,700	20,458
Friends Provident	2,390,520	8,128
Johnson Matthey	485,100	11,728
Next	286,000	9,126
Reckitt Benckiser	196,217	7,874
Royal Dutch Shell, B Shares	360,829	13,287
Total United Kingdom (Cost $97,901)		118,051
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	24,989,036	24,989
Total Short-Term Investments (Cost $24,989)		24,989
SECURITIES LENDING COLLATERAL 15.9%
Money Market Pooled Account 15.9%
Investment in a money market pooled account managed by
JPMorgan Chase Bank, London, 5.321% (3)	136,291,002	136,291
Total Securities Lending Collateral (Cost $136,291)		136,291
Total Investments in Securities
114.9% of Net Assets (Cost $836,175)		$986,265

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
FDR	Fiduciary Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $129,545,000; aggregate collateral consisted of $136,291,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $836,175,000. Net unrealized gain aggregated $150,107,000 at period-end, of which $160,090,000 related to appreciated investments and $9,983,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $335,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006 and October 31, 2005 was $24,989,000 and $18,460,000, respectively.

T. ROWE PRICE NEW ASIA FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

CHINA 12.3%
Common Stocks 12.3%
Agile Property (HKD) (1)	15,480,000	9,104
Anhui Conch Cement (HKD) (1)	9,286,000	15,595
Bank of Communications (HKD) (1)(2)	22,722,000	14,299
China Life Insurance (HKD) (1)	13,543,000	22,796
China Overseas Land & Investment (HKD) (1)	19,434,000	11,379
China Resources Enterprise (HKD) (1)	3,574,000	7,874
Focus Media Holding ADR (USD) (3)	136,400	8,540
Guangdon Electric Power Development (HKD)	19,346,900	8,963
Huadian Power (HKD)	46,560,000	12,043
PetroChina (HKD)	24,022,000	27,235
Ping An Insurance (HKD) (1)	10,052,500	33,635
Sina (USD) (1)(3)	347,400	7,420
Tencent Holdings (HKD) (1)	7,868,000	15,026
Xinhua Finance (JPY) (3)	7,331	3,769
Total China (Cost $186,522)		197,678
HONG KONG 9.0%
Common Stocks 9.0%
BOC Hong Kong	7,743,500	15,765
China Overseas Land & Investment, Warrants, 7/17/07 (1)(3)	2,429,249	234
Esprit Holdings	1,760,001	13,386
Hutchison Telecommunications (3)	5,346,000	9,288
Li & Fung	6,210,600	12,995
Lifestyle International (1)	3,921,000	7,316
NWS Holdings (1)	3,911,000	7,529
Public Financial Holdings (1)	32,030,000	24,237
Sun Hung Kai Properties (1)	3,395,000	35,695
Television Broadcasts	2,348,000	14,368
The Grande Holdings	7,394,000	3,330
Total Hong Kong (Cost $132,616)		144,143
INDIA 22.4%
Common Stocks 22.4%
Arvind Mills	4,454,970	5,260
Balaji Telefilms (3)	2,480,923	5,816
Ballarpur Industries	4,582,392	10,692
Bharti Airtel (3)	2,075,000	18,872
CESC (3)	2,583,300	15,333
Exide Industries	2,503,708	14,484
Financial Technologies	1,467,893	36,145
Gateway Distriparks	1,385,382	4,469
GlaxoSmithKline Consumer	996,008	10,421
GlaxoSmithKline Pharmaceuticals	1,087,076	23,238
Great Eastern Shipping	1,626,455	7,555
Gujarat Mineral	346,093	2,144
Himatsingka Seide (3)	3,525,370	7,646
Housing Development Finance	674,500	17,048
I-Flex Solutions	297,370	8,434
Igarashi Motors (Lock-up six months) (4)	600,000	1,736
Igarashi Motors (Lock-up one year) (4)	425,000	1,106
IL & FS Investsmart	1,202,046	3,832
Mahindra Gesco Developers	444,053	5,061
Marico	1,786,000	18,743
McDowell (3)	1,346,500	15,347
Mid-Day (3)	1,460,000	950
Moser-Baer India	2,392,210	9,355
Novartis India	610,111	5,288
Petronet LNG (3)	9,004,800	8,908
Power Trading Corp. of India (4)	11,706,770	12,320
PVR (4)	340,211	1,741
PVR (Lock-up shares) (3)(4)	1,000,000	4,606
SREI Infrastructure Finance	5,175,000	4,502
Sun TV (3)	842,714	21,041
Suzlon Energy	1,020,800	21,174
Television Eighteen India (3)(4)	1,261,492	17,380
Videocon Industries	1,875,600	17,102
WNS Holdings ADR (USD) (3)	129,500	3,250
Total India (Cost $299,069)		360,999
MALAYSIA 6.3%
Common Stocks 6.3%
Airasia (3)	26,563,900	9,296
Astro All Asia (Ordinary shares)	9,241,000	11,875
Bumiputra Commerce	8,994,535	15,124
Bursa Malaysia	8,699,700	14,153
IJM	14,823,500	22,899
IJM, Warrants, 8/28/10 (3)	1,400,760	440
Lion Diversified Holdings	2,044,100	2,347
Redtone International (3)(4)	6,113,300	1,145
Tenaga Nasional	3,194,900	7,993
Transmile Group	4,878,400	16,806
Total Malaysia (Cost $88,161)		102,078
PHILIPPINES 1.2%
Common Stocks 1.2%
International Container Terminal Services (3)	24,598,800	6,930
Universal Robina	32,922,100	12,153
Total Philippines (Cost $17,763)		19,083
SINGAPORE 8.0%
Common Stocks 8.0%
CapitaLand	98,000	254
Capitamall Trust, REIT	10,187,150	14,320
Frasers Centerpoint Trust, REIT (3)	411,000	276
Golden Agri-Resources	1,571,000	786
Goodpack (3)	9,718,000	10,768
Goodpack, Warrants, 4/13/07 (3)	849,000	360
Mobileone	5,781,000	7,541
Olam International	19,840,000	17,336
Singapore Exchange	5,243,000	12,283
Singapore Post	14,465,000	9,892
Singapore Telecommunications	11,732,000	19,240
Starhub	13,636,000	18,650
The Ascott Group	13,308,000	9,016
Yellow Pages (4)	11,683,000	7,620
Total Singapore (Cost $106,519)		128,342
SOUTH KOREA 20.5%
Common Stocks 19.9%
Amorepacific (3)	26,715	11,216
CDNetworks (1)(3)	270,450	10,166
CJ CGV	344,240	9,047
CJ Home Shopping	162,014	12,892
CJ Home Shopping, Rights, 8/30/06 (3)	37,419	795
Hanjin Heavy Industries & Construction	440,500	12,453
Kangwon Land	1,288,020	22,723
KCC	76,640	18,536
Kookmin Bank	665,576	58,120
KT Freetel	305,700	9,106
KT&G	307,954	18,572
LG Card (3)	338,400	17,538
LG Household & Health Care	147,870	11,410
Lotte Shopping (1)	63,155	21,689
LS Industrial Systems (3)	485,250	16,664
Orion	65,617	16,488
S1	202,850	8,878
Shinhan Financial	330,700	16,274
Shinsegae	34,730	17,163
Woongjin Coway	483,100	10,824
		320,554
Preferred Stocks 0.6%
Hyundai Motor	199,960	9,610
		9,610

Total South Korea (Cost $267,320)		330,164
SRI LANKA 0.9%
Common Stocks 0.9%
Dialog Telekom	71,680,900	14,306
Total Sri Lanka (Cost $13,944)		14,306
TAIWAN 9.8%
Common Stocks 9.8%
Cathay Financial	11,945,000	25,532
Cathay Real Estate Development (3)	26,397,000	16,967
Chinatrust Financial Holding	14,725,000	11,466
Far Eastern Textile	12,286,219	9,248
Formosa International Hotels	3,871,000	9,799
Polaris Securities	25,604,000	11,297
President Chain Store	3,946,000	8,254
Shin Kong Financial	14,733,000	15,318
Taiwan Cement	22,336,000	16,471
Taiwan Semiconductor	4,536,492	7,591
Test Rite International	12,114,723	7,806
Uni-President Enterprises	23,710,000	18,679
Total Taiwan (Cost $160,719)		158,428
THAILAND 4.4%
Common Stocks 4.4%
Airports of Thailand	4,182,900	6,467
C.P. 7-Eleven	49,794,000	8,948
Kasikornbank NVDR, GDR (1)	7,455,700	12,117
Major Cineplex Group	18,720,500	8,015
Major Cineplex Group NVDR, GDR	9,473,100	4,056
Minor International	60,077,443	16,035
PTT Exploration & Production	4,802,000	14,848
True Corp., Rights, 3/31/08 (3)	1,597,894	0
Total Thailand (Cost $50,236)		70,486
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Reserve Investment Fund, 5.32% (4)(5)	59,499,491	59,499
Total Short-Term Investments (Cost $59,499)		59,499
SECURITIES LENDING COLLATERAL 4.5%
Money Market Pooled Account 4.5%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 5.321% (5)	73,506,431	73,506
Total Securities Lending Collateral (Cost $73,506)		73,506
Total Investments in Securities
103.0% of Net Assets (Cost $1,455,874)		$1,658,712

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$14,299 and represents 0.9% of net assets.
(3)	Non-income producing
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
USD	U.S. Dollar

(4) Affiliated Companies

($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	7/31/06	10/31/05

Igarashi Motors (Lock-
up six months)	$2,789	$-	$-	$1,736	$-
Igarashi Motors (Lock-
up 1 year)	2,062	-	-	1,106	-
Power Trading Corp.
of India	10,626	-	255	12,320	*
PVR	1,631	-	1	1,741	-
PVR (Lock-up shares)	-	-	22	4,606	5,098
Redtone International	1,512	5,761	-	1,145	*
Television Eighteen
India	-	-	-	17,380	10,173
Yellow Pages	6,693	-	112	7,620	*
T. Rowe Price Reserve
Investment Fund,
5.32%	¤	¤	1,578	59,499	27,341
Totals			$1,968	$107,153	$42,612

‡	Includes dividend income of $1,968 and no interest income.
*	The issuer was not considered an affiliated company at October 31, 2005.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $77,600,000; aggregate collateral consisted of $73,506,000 in the money market pooled account and U.S. government securities valued at $9,948,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,455,874,000. Net unrealized gain aggregated $203,724,000 at period-end, of which $297,877,000 related to appreciated investments and $94,153,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

T. ROWE PRICE JAPAN FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

JAPAN 98.4%
COMMON STOCKS 98.4%
Consumer Discretionary 20.9%
Aruze	256,000	4,773
ASICS (1)	599,000	5,913
Bosch (1)	1,265,900	6,287
Casio Computer (1)	408,800	8,068
Culture Convenience Club (1)	535,800	5,359
Gentosha	248	1,221
Honda	187,900	6,189
Japan General Estate	250,900	5,673
Joint Corporation First Section (1)	142,500	3,874
Kyoritsu Maintenance	30,300	911
MODEC (1)	195,900	4,105
NHK Spring (1)	465,000	4,955
Nitori (1)	15,500	691
Pacific Golf (1)(2)	3,417	4,883
Point (1)	104,680	5,272
Press Kogyo	599,000	2,797
Sanyo Shokai (1)	557,000	3,465
Suzuki Motor (1)	327,200	7,997
Take & Give Needs (1)	3,737	3,810
Toyota Motor	429,400	22,673
Xebio	133,200	4,236
Yamada Denki	72,350	7,029
Total Consumer Discretionary		120,181
Consumer Staples 3.1%
Asahi Softdrinks	201,500	3,034
Japan Tobacco	2,539	9,712
Valor	303,500	5,381
Total Consumer Staples		18,127
Energy 1.2%
Inpex (2)	723	6,803
Total Energy		6,803
Financials 29.4%
Atrium (1)(2)	57,800	4,507
Chiba Bank	706,000	6,902
Credit Saison	118,700	5,140
Daiwa Securities Group (1)	385,000	4,297
DaVinci Advisors (1)(2)	4,398	3,660
Leopalace21 (1)	171,400	5,989
Mitsubishi UFJ Financial	1,930	27,242
Mizuho Financial Group	2,829	23,737
ORIX	38,720	10,138
Resona Holdings (1)	2,963	9,268
Sapporo Hokuyo Holdings	466	5,441
SBI Holdings (1)	17,260	6,768
Shinsei Bank	1,105,000	6,884
Sumitomo Mitsui Financial	2,025	21,526
Sumitomo Trust & Banking	671,000	7,115
T&D Holdings (1)	129,050	10,244
Tokyo Star Bank	1,755	5,994
Tokyu Livable (1)	63,700	4,229
Total Financials		169,081
Health Care 8.7%
Asahi Intecc	109,300	3,314
Astellas Pharma	182,700	7,259
Chugai Pharmaceutical	290,100	5,978
Miraca Holdings (1)(2)	106,500	2,895
Nihon Kohden	281,800	4,709
Takeda Chemical Industries	152,100	9,807
Terumo (1)	195,100	7,038
Topcon (1)	154,900	2,439
Tsumura (1)	248,000	6,439
Total Health Care		49,878
Industrials & Business Services 16.9%
Asahi Pretec	131,100	4,729
Chiyoda (1)	374,000	7,169
ITOCHU	774,000	6,966
JGC (1)	341,000	5,645
Jtekt (1)	389,200	7,257
Komatsu	224,000	4,499
Makino Milling Machine (1)	361,000	3,649
Mitsubishi Electric	1,127,000	8,838
Nichias	454,000	3,180
Nissha Printing	178,600	6,691
Ryobi	599,000	4,024
SMC	41,300	5,279
Toshiba Machine	413,000	4,282
Toyo Engineering (1)	547,000	2,455
Toyota Tsusho (1)	329,300	8,034
UFJ Central Leasing (1)	80,500	4,033
USHIO (1)	351,000	7,478
Yuasa Trading (1)(2)	1,641,000	2,960
Total Industrials & Business Services		97,168
Information Technology 11.2%
Canon	450,600	21,633
HOYA	177,600	6,205
Ibiden	159,000	7,675
Keyence	29,600	6,749
Konica (1)(2)	619,500	7,886
Nidec Sankyo	372,000	4,373
Otsuka (1)	56,800	6,340
SUMCO (1)	65,000	3,772
Total Information Technology		64,633
Materials 6.3%
Mitsubishi Gas Chemical	702,000	7,052
Mitsubishi Rayon	526,000	3,987
Nihon Parkerizing	290,000	4,263
Shin-Etsu Chemical	122,800	7,105
Shin-Etsu Polymer	409,800	6,431
Sumitomo Metal Industries	1,094,000	4,366
Toho Titanium (2)	57,200	2,828
Total Materials		36,032
Telecommunication Services 0.7%
Okinawa Cellular Telephone	1,514	4,116
Total Telecommunication Services		4,116
Total Japan (Cost $521,540)		566,019
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	12,488,202	12,488
Total Short-Term Investments (Cost $12,488)		12,488
SECURITIES LENDING COLLATERAL 21.0%
Money Market Pooled Account 21.0%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.321% (3)	120,664,653	120,665
Total Securities Lending Collateral (Cost $120,665)		120,665
Total Investments in Securities
121.6% of Net Assets (Cost $654,693)		$699,172

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Japan Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $114,668,000; aggregate collateral consisted of $120,665,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $654,693,000. Net unrealized gain aggregated $44,468,000 at period-end, of which $65,949,000 related to appreciated investments and $21,481,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,076,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $12,488,000 and $26,196,000, respectively.

T. ROWE PRICE INTERNATIONAL GROWTH AND INCOME FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 5.8%
Common Stocks 5.8%
Alinta (1)	828,995	6,569
Australia & New Zealand Banking (1)	834,813	16,153
Babcock & Brown (1)	517,202	7,669
BlueScope Steel (1)	1,096,184	5,754
Coles Myer (1)	951,181	8,287
Downer EDI	1,891,461	10,856
Goodman Fielder (1)(2)	1,570,086	2,418
Insurance Australia (1)	2,865,545	11,418
Macquarie Bank (1)	158,330	7,504
Macquarie Infrastructure, Equity Units	2,514,566	5,241
Macquarie Office Trust, Equity Units (1)	4,347,034	4,564
Mirvac Group (1)	561,961	1,839
Nufarm (1)	691,697	4,664
Oil Search	1,748,349	5,520
Pacific Brands (1)	2,298,748	4,104
Qantas Airways	1,001,085	2,340
QBE Insurance (1)	547,062	9,244
Sydney Roads Group, Equity Units (2)	838,188	662
Total Australia (Cost $99,000)		114,806
BELGIUM 1.4%
Common Stocks 1.4%
Fortis	277,172	9,852
KBC (1)	102,465	11,156
Union Miniere	46,004	5,816
Total Belgium (Cost $21,642)		26,824
BRAZIL 0.6%
Common Stocks 0.6%
Petroleo Brasileiro ADR (USD)	96,900	8,027
Votorantim Celulose ADR (USD)	257,300	4,011
Total Brazil (Cost $7,251)		12,038
CHILE 0.1%
Common Stocks 0.1%
Cia Cervecerias Unidas ADR (USD)	108,900	2,482
Total Chile (Cost $2,762)		2,482
CHINA 1.1%
Common Stocks 1.1%
China Overseas Land & Investment (HKD) (1)	13,386,000	7,838
China Petroleum and Chemical (HKD)	18,700,000	10,492
China Shenhua Energy (HKD) (1)	2,395,000	4,309
Total China (Cost $14,989)		22,639
EUROPE/FAR EAST 0.3%
Common Stocks 0.3%
iShares MSCI EAFE Index Fund (USD)	92,900	6,124
Total Europe/Far East (Cost $5,778)		6,124
FINLAND 2.4%
Common Stocks 2.4%
Cargotec	292,980	11,970
Kesko (1)	340,240	14,127
Nokia	1,029,713	20,411
Nokia ADR (USD)	29,000	575
Total Finland (Cost $38,107)		47,083
FRANCE 9.7%
Common Stocks 9.7%
AXA (1)	705,015	24,296
BNP Paribas	242,945	23,628
Bouygues	215,990	10,776
CNP Assurances	107,647	10,243
Compagnie de Saint-Gobain	67,623	4,825
Pernod-Ricard (1)	34,094	7,093
PPR (1)	23,198	3,097
Publicis (1)	281,058	10,525
Sanofi-Aventis (1)	346,553	32,931
Societe Generale (1)	134,679	20,078
Total (1)	420,553	28,583
Vivendi (1)	453,398	15,341
Total France (Cost $161,614)		191,416
GERMANY 5.4%
Common Stocks 4.7%
BASF	167,456	13,467
Bayerische Motoren Werke	273,883	14,126
Celesio	95,700	4,471
E.ON AG	214,836	25,880
Hypo Real Estate Holding	114,930	6,387
Munich Re (1)	70,641	9,722
ThyssenKrupp	424,392	14,842
Wacker Chemie (2)	44,621	4,648
		93,543
Preferred Stocks 0.7%
Fresenius	40,067	6,583
Hugo Boss	184,551	7,644
		14,227
Total Germany (Cost $84,468)		107,770
GREECE 0.4%
Common Stocks 0.4%
National Bank of Greece	192,657	7,480
Total Greece (Cost $7,481)		7,480
HONG KONG 1.0%
Common Stocks 1.0%
China Overseas Land & Investment, Warrants, 7/17/07 (1)(2)	1,673,250	161
Esprit Holdings	367,500	2,795
Hang Lung Group	2,165,000	5,461
Hopewell Holdings	1,657,700	4,725
Public Financial Holdings	7,156,000	5,415
Wheelock	1,317,000	2,288
Total Hong Kong (Cost $18,112)		20,845
IRELAND 1.8%
Common Stocks 1.8%
Allied Irish Banks	533,379	12,887
Bank of Ireland	757,156	13,336
DCC	433,931	10,413
Total Ireland (Cost $32,698)		36,636
ITALY 4.6%
Common Stocks 4.6%
AEM (1)	2,208,091	5,651
Eni S.p.A. (1)	714,816	21,906
Milano Assicurazioni	1,483,457	10,158
Piaggio & C. S.p.A. (2)	1,306,160	4,584
Saipem (1)	600,228	13,820
San Paolo IMI	510,647	9,086
UniCredito Italiano (1)	3,290,719	25,306
Total Italy (Cost $74,272)		90,511
JAPAN 21.5%
Common Stocks 21.5%
Ajinomoto	503,000	5,654
All Nippon Airways	1,512,000	5,810
Alpine Electronics	414,500	5,807
Aoyama Trading	177,700	5,527
Asahi Kasei (1)	1,107,000	6,877
Astellas Pharma	202,700	8,054
Canon	405,700	19,477
Daiichi Sankyo	231,600	6,357
Glory Limited	224,300	3,831
Goldcrest Company (1)	114,980	5,510
Hamamatsu Photonics (1)	208,500	7,067
Hino Motors (1)	963,000	5,437
Hitachi Maxell	312,200	4,010
Honda	858,300	28,269
KDDI	1,494	9,685
Kirin Brewery (1)	664,000	9,835
Kobayashi Pharmaceutical	80,400	3,314
Koito Manufacturing (1)	585,000	8,237
Marui	569,600	8,095
Mitsubishi	606,300	12,414
Mitsubishi Electric	1,625,000	12,743
Mitsubishi UFJ Financial	860	12,139
Nichias	651,000	4,560
Nippon Mining (1)	1,725,000	14,579
Nippon Oil	692,000	5,414
Nippon Yusen (1)	2,012,000	12,938
Resona Holdings	2,024	6,331
Ricoh Leasing (1)	237,500	6,622
Sony	334,600	15,393
Sony ADR (USD)	1,500	69
Sumitomo	1,322,000	18,706
Sumitomo Bakelite (1)	599,000	5,266
Sumitomo Trust & Banking	2,141,000	22,703
Takeda Chemical Industries	365,800	23,586
TEPCO (1)	571,400	15,334
Terumo	170,600	6,154
The Bank of Yokohama	1,106,000	8,856
Tokyo Electron (1)	143,600	9,121
Toyoda Gosei (1)	381,900	7,986
Toyota Motor	725,100	38,286
Trans Cosmos (1)	194,300	4,055
York-Benimaru	157,600	4,779
Total Japan (Cost $368,358)		424,887
MEXICO 1.2%
Common Stocks 1.2%
America Movil ADR, Series L (USD)	261,200	9,346
Cemex, Equity Units	1,351,100	3,831
Grupo Financiero Banorte	2,303,844	6,352
Organizacion Soriana, Series B	191,400	877
Wal-Mart de Mexico, Series V	971,000	3,006
Total Mexico (Cost $13,858)		23,412
NETHERLANDS 2.7%
Common Stocks 2.7%
Aegon	922,602	15,650
ING Groep GDS (1)	475,941	19,305
Koninklijke DSM (1)	218,639	8,539
Koninklijke Wessanen	195,485	2,845
Philips Electronics	194,704	6,424
Total Netherlands (Cost $44,024)		52,763
NORWAY 1.3%
Common Stocks 1.3%
Statoil ASA	515,893	15,280
Telenor ASA	833,800	10,623
Total Norway (Cost $19,658)		25,903
SINGAPORE 1.6%
Common Stocks 1.6%
GES International	6,002,000	4,599
Sembcorp	5,146,360	11,079
Starhub	5,130,000	7,016
United Overseas Bank	991,336	9,792
Total Singapore (Cost $22,951)		32,486
SOUTH KOREA 0.4%
Common Stocks 0.4%
KT Freetel	148,170	4,414
Lotte Shopping GDR (USD) (2)(3)	238,320	4,070
Total South Korea (Cost $9,521)		8,484
SPAIN 4.0%
Common Stocks 4.0%
Acciona	122,760	18,708
Banco Santander Central Hispano	2,396,833	36,282
Telefonica SA (1)	1,469,685	24,836
Total Spain (Cost $66,582)		79,826
SWEDEN 5.2%
Common Stocks 5.2%
Autoliv GDR (1)	255,950	14,381
Foreningssparbanken (1)	225,100	6,036
NORDEA	1,628,861	20,370
Peab	501,597	7,923
SKF, B Shares	482,460	6,819
SSAB Svenskt Stal, Series A	895,278	17,740
Svenska Handelsbanken, A Shares	370,634	9,373
TeliaSonera	2,091,500	11,708
Volvo, B Shares	155,800	8,236
Total Sweden (Cost $80,041)		102,586
SWITZERLAND 5.6%
Common Stocks 5.6%
Credit Suisse Group	265,430	14,862
Holcim	79,637	6,212
Nestle	66,312	21,715
Novartis	337,447	19,155
Swiss Life Holding (2)	63,871	14,744
UBS	612,440	33,298
UBS (USD)	632	34
Total Switzerland (Cost $93,559)		110,020
THAILAND 0.1%
Common Stocks 0.1%
Precious Shipping NVDR	2,403,600	2,239
Total Thailand (Cost $2,944)		2,239
UNITED KINGDOM 20.0%
Common Stocks 20.0%
Aegis Group	2,214,449	4,996
Alliance & Leicester	141,628	2,770
Alliance Boots	504,463	7,408
Anglo American	547,595	22,866
Associated British Foods	403,499	6,336
Aviva	1,243,580	16,682
Barclays	1,900,342	22,297
Barclays ADR (USD)	259,200	12,263
BP ADR (USD)	484,600	35,143
Bradford Bingley	1,034,946	8,672
Close Brothers Group	344,134	5,558
Corus Group	1,307,160	10,483
Diageo	408,288	7,178
DSG International	2,306,930	8,599
Friends Provident	3,943,500	13,409
GKN	1,160,089	5,624
GlaxoSmithKline ADR (USD)	522,800	28,927
HBOS	832,680	15,160
Mitchells & Butlers	876,340	8,677
Persimmon	185,139	4,427
Qinetiq (2)	984,234	3,071
RHM	827,227	4,524
Rolls-Royce (2)	1,216,806	10,020
Royal Bank of Scotland	1,312,570	42,719
Royal Dutch Shell ADR, Class B (USD)	565,929	41,800
Tesco	1,298,278	8,720
Tomkins	682,086	3,594
United Utilities	480,539	5,925
Vodafone ADR (USD)	764,487	16,574
WPP Group	903,210	10,690
Total United Kingdom (Cost $339,867)		395,112
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 5.32% (4)(5)	14,162,603	14,163
Total Short-Term Investments (Cost $14,163)		14,163
SECURITIES LENDING COLLATERAL 14.0%
Money Market Pooled Account 14.0%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 5.321% (4)	276,662,372	276,662
Total Securities Lending Collateral (Cost $276,662)		276,662
Total Investments in Securities
112.9% of Net Assets (Cost $1,920,362)		$2,235,197

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,070 and represents 0.2% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $263,668,000; aggregate collateral consisted of $276,662,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,920,362,000. Net unrealized gain aggregated $314,835,000 at period-end, of which $335,103,000 related to appreciated investments and $20,268,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $485,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $14,163,000 and $6,979,000, respectively.

T. ROWE PRICE LATIN AMERICA FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 3.6%
Common Stocks 3.6%
Tenaris ADR (USD) (1)	1,300,000	50,596
Ternium ADR (USD) (1)(2)	347,700	8,553
Total Argentina (Cost $23,609)		59,149
BRAZIL 57.9%
Common Stocks 41.7%
Arcelor Brasil	1,084,284	17,346
Banco do Brasil	279,900	6,419
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share) (USD) (1)	3,948,300	91,601
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 preference 'A' share) (USD) (1)	3,053,600	60,767
CPFL Energia	1,670,200	20,762
Energias Do Brasil	3,482,000	39,364
Equatorial Energia (2)	1,107,000	7,351
Gol-Linhas Aereas Inteligentes ADR (USD) (1)	510,600	16,349
Lojas Renner	810,100	46,908
Natura Cosmeticos	3,431,100	38,079
Perdigao	1,864,832	23,139
Petroleo Brasileiro ADR
(1 ADR represents 1 common share) (USD) (1)	1,683,500	154,680
Petroleo Brasileiro ADR
(1 ADR represents 1 preference share) (USD) (1)	1,388,000	114,982
Tele Norte Leste Participaco	944,066	26,899
Totvs (2)	588,900	8,603
		673,249
Preferred Stocks 16.2%
Banco Bradesco	2,320,900	77,648
Banco Itau Holdings Financiera	3,113,200	95,213
Marcopolo SA	1,509,200	5,687
Suzano Papel E Celulose	1,321,400	7,652
TAM	1,935,300	52,420
Usinas Siderurgicas de Minas Gerais	154,600	5,329
WEG	4,281,200	16,684
		260,633
Total Brazil (Cost $595,873)		933,882
CHILE 1.9%
Common Stocks 1.9%
Banco Santander Chile ADR (USD)	540,300	21,126
Vina Concha Y Toro ADR (USD) (1)	349,200	9,439
Total Chile (Cost $31,770)		30,565
COLOMBIA 1.4%
Common Stocks 1.4%
Bancolombia ADR (USD)	825,300	22,266
Total Colombia (Cost $22,530)		22,266
MEXICO 32.2%
Common Stocks 32.2%
America Movil ADR, Series L (USD)	4,878,100	174,538
Cemex ADR (USD) (1)	1,910,232	54,098
Controladora Comercial Mexicana (1)	16,470,000	32,438
Grupo Aeroportuario ADR (USD) (1)	549,000	16,432
Grupo Aeroportuario Del Pacifico ADR (USD) (1)	266,400	9,020
Grupo Financiero Banorte	18,183,700	50,138
Grupo Televisa ADR (USD)	2,582,900	47,835
Organizacion Soriana, Series B (1)	2,789,100	12,775
Urbi Desarrollos Urbanos (1)(2)	18,629,200	48,465
Wal-Mart de Mexico, Series V	23,669,800	73,287
Total Mexico (Cost $358,848)		519,026
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	41,638,783	41,639
Total Short-Term Investments (Cost $41,639)		41,639
SECURITIES LENDING COLLATERAL 5.7%
Money Market Pooled Account 5.7%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 5.321% (3)	92,829,527	92,830
Total Securities Lending Collateral (Cost $92,830)		92,830
Total Investments in Securities
105.3% of Net Assets (Cost $1,167,099)		$1,699,357

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Latin America Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $89,537,000; aggregate collateral consisted of $92,830,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,167,099,000. Net unrealized gain aggregated $532,267,000 at period-end, of which $537,581,000 related to appreciated investments and $5,314,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,623,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $41,639,000 and $20,053,000, respectively.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 1.0%
Common Stocks 1.0%
Tenaris ADR (USD)	506,000	19,694
Total Argentina (Cost $3,266)		19,694
AUSTRIA 0.3%
Common Stocks 0.3%
Raiffeisen International	73,200	6,282
Total Austria (Cost $5,822)		6,282
BRAZIL 14.9%
Common Stocks 10.7%
Arcelor Brasil	408,700	6,538
Banco do Brasil	351,000	8,049
Companhia Vale do Rio Doce	396,298	7,886
Companhia Vale do Rio Doce ADR (USD)	1,180,700	27,392
Companhia Vale do Rio Doce (USD)	1,019,800	20,294
Energias Do Brasil	1,030,700	11,652
GOL Linhas Aereas Inteligentes ADR (USD) (1)	150,000	4,803
Natura Cosmeticos	1,031,600	11,449
Perdigao	694,064	8,612
Petroleo Brasileiro ADR (1 ADR represents 4 common shares)
(USD) (1)	388,200	35,668
Petroleo Brasileiro ADR (1 ADR represents 4 preference shares)
(USD)	738,890	61,210
Tele Norte Leste Participaco	411,933	11,737
		215,290
Preferred Stocks 4.2%
Banco Bradesco, 0.00%	688,900	23,048
Banco Itau Holdings Financeira, 3.10%	1,306,490	39,957
TAM, 0.31%	561,900	15,220
WEG, 2.93%	1,796,300	7,000
		85,225
Total Brazil (Cost $188,162)		300,515
CHINA 4.7%
Common Stocks 4.7%
Agile Property (HKD)	3,706,000	2,180
Anhui Conch Cement (HKD) (1)	5,552,000	9,324
Beijing Enterprises (HKD) (1)	6,358,000	10,047
China Insurance International (HKD) (1)(2)	16,846,000	10,688
Luen Thai Holdings (HKD)	14,648,000	3,374
PetroChina (HKD) (1)	27,720,000	31,427
Ping An Insurance (HKD)	3,974,000	13,297
Tencent Holdings (HKD) (1)	4,162,000	7,948
Wumart Stores (HKD)	360,000	1,089
ZTE (HKD) (1)	2,039,600	5,997
Total China (Cost $89,117)		95,371
COLOMBIA 0.4%
Common Stocks 0.4%
Bancolombia ADR (USD)	302,500	8,161
Total Colombia (Cost $8,388)		8,161
EGYPT 4.3%
Common Stocks 4.3%
Commercial International Bank	875,668	9,528
MobiNil-Egyptian	614,633	15,086
Orascom Construction	533,255	20,337
Orascom Telecom	572,790	27,424
Orascom Telecom Holding GDR (USD)	79,100	3,781
Vodafone Egypt	734,483	10,742
Total Egypt (Cost $65,936)		86,898
HONG KONG 0.9%
Common Stocks 0.9%
Hutchison Telecommunications (2)	7,077,000	12,295
Kingboard Chemical Holdings	2,258,300	6,611
Total Hong Kong (Cost $16,339)		18,906
INDIA 6.3%
Common Stocks 6.3%
Arvind Mills	2,666,657	3,148
Bharti Airtel (2)	2,465,346	22,422
Financial Technologies	348,024	8,570
Gateway Distripark	1,218,727	3,931
Housing Development Finance	800,700	20,238
I-Flex Solutions	366,500	10,395
IL & FS Investsmart	683,020	2,178
Petronet LNG (2)	7,994,000	7,908
Sun TV (2)	560,540	13,995
Suzlon Energy	736,600	15,279
Suzlon Energy Dummy Line	399,620	9,210
Videocon Industries	757,000	6,903
WNS Holdings ADR (USD) (2)	107,700	2,703
Total India (Cost $114,745)		126,880
LEBANON 0.1%
Common Stocks 0.1%
Solidere GDR (USD)	68,200	1,132
Total Lebanon (Cost $1,435)		1,132
MALAYSIA 1.5%
Common Stocks 1.5%
Airasia (2)	21,072,100	7,374
Astro All Asia	8,495,200	10,917
Bumiputra Commerce	7,371,533	12,395
Total Malaysia (Cost $32,358)		30,686
MEXICO 8.3%
Common Stocks 8.3%
America Movil ADR, Series L (USD)	1,892,120	67,700
Grupo Aeroportuario ADR (USD)	210,500	6,300
Grupo Aeroportuario Del Pacifico ADR (USD)	140,500	4,757
Grupo Financiero Banorte	8,671,400	23,910
Grupo Televisa ADR (USD)	879,076	16,281
Organizacion Soriana, Series B	1,636,000	7,493
Urbi Desarrollos Urbanos (2)	6,540,200	17,015
Wal-Mart de Mexico, Series V	7,954,850	24,630
Total Mexico (Cost $96,176)		168,086
RUSSIA 8.3%
Common Stocks 8.3%
CTC Media (USD) (2)	157,200	2,976
Gazprom ADR (USD)	850,100	35,432
Lukoil (USD)	145,720	12,649
Lukoil ADR (USD) (1)	462,240	40,030
Novatek OAO (USD)	2,091,000	9,326
Novatek OAO GDR (USD) (3)	302,700	14,166
Pyaterochka Holding GDR (USD) (1)(2)	747,600	12,709
RBC Information Systems (USD) (2)	1,069,854	8,773
Sberbank (USD)	13,900	24,742
Seventh Continent (USD)	301,700	6,637
Total Russia (Cost $116,745)		167,440
SOUTH AFRICA 9.8%
Common Stocks 9.8%
Absa Group	1,273,292	18,854
Aspen Pharmacare Holdings	1,650,800	8,407
Aveng (1)	3,575,100	11,153
Edgars Consolidated Stores	4,466,600	17,753
FirstRand	2,813,369	7,017
Impala Platinum	95,500	17,655
Investec	212,800	10,450
JD Group	981,145	9,034
Massmart Holdings	943,500	6,473
MTN Group	207,805	1,594
Naspers (N shares)	2,070,991	36,447
Pick 'N Pay Stores	987,500	4,136
Sasol	649,151	23,435
Standard Bank Group	1,151,991	12,712
Truworths International	3,564,703	11,584
Total South Africa (Cost $180,991)		196,704
SOUTH KOREA 18.6%
Common Stocks 17.2%
Amorepacific (1)(2)	37,288	15,655
CJ Home Shopping	124,610	9,916
CJ Home Shopping, Rights, 8/30/06 (2)	28,780	612
Daum Communications (2)	137,962	7,020
Hanjin Heavy Industries & Construction (1)	357,300	10,101
Hynix Semiconductor (2)	154,060	5,242
Hynix Semiconductor GDS (USD) (2)(3)	149,300	5,039
KCC (1)	73,950	17,886
Kookmin Bank (1)	572,696	50,008
Kookmin Bank ADR (USD)	27,400	2,363
KT Freetel	416,300	12,401
LG Card (1)(2)	181,170	9,390
LG Electronics (1)	114,050	6,687
LG Household & Health Care (1)	196,610	15,171
LG Philips LCD (1)(2)	258,160	9,096
Lotte Shopping (1)	27,995	9,614
NCsoft (1)(2)	131,880	6,379
Orion	52,540	13,202
S1 Corporation	155,150	6,790
Samsung Electronics	101,695	64,737
Shinhan Financial	410,700	20,210
Shinsegae	45,370	22,421
Woori Finance Holdings	1,325,190	27,056
		346,996
Preferred Stocks 1.4%
Hyundai Motor, 2.84%	476,520	22,900
Samsung Electronics, 1.11%	12,700	6,044
		28,944
Total South Korea (Cost $284,035)		375,940
TAIWAN 10.5%
Common Stocks 10.5%
Advantech	4,313,767	13,172
Basso Industry (2)	2,244,568	3,180
Cathay Financial	5,560,000	11,884
Delta Electronics	5,114,550	13,790
Far Eastern Textile	12,593,338	9,479
Foxconn Technology	1,830,000	13,216
High Tech Computer	681,600	15,152
Himax Technologies ADR (USD) (1)(2)	1,169,300	7,565
Hon Hai Precision Industry	6,020,437	35,664
Mediatek	1,302,000	11,867
Powerchip Semiconductors (2)	17,244,000	11,321
Taiwan Semiconductor	13,612,870	22,779
Taiwan Semiconductor ADR (USD)	706,985	6,130
Uni-President Enterprises	25,746,000	20,283
Yuanta Core Pacific	15,072,000	9,596
Zyxel Communications	5,051,740	7,451
Total Taiwan (Cost $204,552)		212,529
THAILAND 2.2%
Common Stocks 2.2%
Airports of Thailand	2,723,600	4,211
C.P. 7-Eleven	53,966,100	9,698
Kasikornbank NVDR, GDR (1)	8,615,800	14,003
PTT Exploration & Production	5,267,000	16,285
True Corp., Rights, 3/31/08 (2)	187,357	0
Total Thailand (Cost $35,606)		44,197
TURKEY 4.2%
Common Stocks 4.2%
Akbank	1,554,736	7,489
Anadolu Efes	244,500	6,543
Arcelik	728,700	4,534
Hurriyet Gazetecilik ve Matbaacilik	4,432,000	10,259
Turkcell Iletisim Hizmet	2,838,492	12,724
Turkcell Iletisim Hizmet ADR (USD)	72,446	825
Turkiye Garanti Bankasi	7,266,450	20,904
Turkiye Is Bankasi	4,013,760	21,483
Total Turkey (Cost $80,791)		84,761
UNITED KINGDOM 0.7%
Common Stocks 0.7%
Kazakhmys	568,900	13,297
Total United Kingdom (Cost $13,419)		13,297
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Reserve Investment Fund, 5.32% (4)(5)	26,045,272	26,045
Total Short-Term Investments (Cost $26,045)		26,045
SECURITIES LENDING COLLATERAL 3.1%
Money Market Pooled Account 3.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.321% (4)	62,341,577	62,342
Total Securities Lending Collateral (Cost $62,342)		62,342
Total Investments in Securities
101.4% of Net Assets (Cost $1,626,270)		$2,045,866

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$19,205 and represents 1.0% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $100,329,000; aggregate collateral consisted of $62,342,000 in the money market pooled account and U.S. governement securities valued at $47,472,000.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,626,270,000. Net unrealized gain aggregated $419,601,000 at period-end, of which $495,749,000 related to appreciated investments and $76,148,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,142,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $26,045,000 and $36,493,000 respectively.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 1.6%
Common Stocks 1.6%
BHP Billiton (1)	240,000	5,107
Total Australia (Cost $3,902)		5,107
AUSTRIA 1.6%
Common Stocks 1.6%
Erste Bank der Oesterreich Sparkasse	90,000	5,188
Total Austria (Cost $4,909)		5,188
BELGIUM 1.1%
Common Stocks 1.1%
SES Global FDR	250,000	3,382
Total Belgium (Cost $4,013)		3,382
BRAZIL 2.7%
Common Stocks 1.5%
Petroleo Brasileiro ADR (USD)	60,000	4,970
		4,970
Preferred Stocks 1.2%
Banco Itau Holdings Financiera	125,000	3,823
		3,823
Total Brazil (Cost $6,723)		8,793
CANADA 2.2%
Common Stocks 2.2%
Potash Corp of Saskatchewan (USD)	40,000	3,780
Telus (Non-voting shares) (USD)	80,000	3,361
Total Canada (Cost $6,302)		7,141
CHINA 1.5%
Common Stocks 1.5%
Tencent Holdings (HKD)	2,550,000	4,870
Total China (Cost $3,139)		4,870
EGYPT 1.5%
Common Stocks 1.5%
MobiNil-Egyptian	197,716	4,853
Total Egypt (Cost $5,942)		4,853
FINLAND 1.0%
Common Stocks 1.0%
Nokia	165,000	3,271
Total Finland (Cost $2,957)		3,271
FRANCE 3.4%
Common Stocks 3.4%
AXA	110,000	3,791
Legrand (1)	115,000	3,067
Total	60,000	4,078
Total France (Cost $10,220)		10,936
GERMANY 0.1%
Common Stocks 0.1%
Aareal Bank (2)	5,800	224
Total Germany (Cost $246)		224
GREECE 1.6%
Common Stocks 1.6%
National Bank of Greece	130,000	5,047
Total Greece (Cost $5,154)		5,047
HONG KONG 1.3%
Common Stocks 1.3%
Hutchison Telecommunications (2)	2,400,000	4,170
Total Hong Kong (Cost $3,388)		4,170
INDIA 2.6%
Common Stocks 2.6%
Bharti Airtel (2)	800,000	7,276
Suzlon Energy Dummy Line	48,300	1,002
Total India (Cost $6,843)		8,278
IRELAND 1.1%
Common Stocks 1.1%
Anglo Irish Bank	250,000	3,644
Total Ireland (Cost $3,583)		3,644
ITALY 2.6%
Common Stocks 2.6%
Digital Multimedia Technology (2)	85,000	5,022
UniCredito Italiano	450,000	3,461
Total Italy (Cost $8,323)		8,483
JAPAN 4.7%
Common Stocks 4.7%
Davinci Advisors (1)(2)	5,000	4,161
Sumitomo Mitsui Financial	700	7,441
Take And Give Needs (1)	3,300	3,364
Total Japan (Cost $15,689)		14,966
MALAYSIA 0.9%
Common Stocks 0.9%
Airasia (2)	8,500,000	2,975
Total Malaysia (Cost $3,752)		2,975
MEXICO 3.3%
Common Stocks 3.3%
America Movil ADR, Series L (USD)	200,000	7,156
Grupo Financiero Banorte	1,300,000	3,584
Total Mexico (Cost $7,926)		10,740
NORWAY 1.3%
Common Stocks 1.3%
Statoil ASA	140,000	4,147
Total Norway (Cost $3,226)		4,147
ROMANIA 2.3%
Common Stocks 2.3%
Banca Transilvania	4,800,000	1,867
BRD-Groupe Societe Generale	900,000	5,509
Total Romania (Cost $7,268)		7,376
SOUTH AFRICA 2.1%
Common Stocks 2.1%
Absa Group	200,000	2,961
Naspers (N shares)	205,000	3,608
Total South Africa (Cost $6,601)		6,569
SOUTH KOREA 1.6%
Common Stocks 1.6%
Kookmin Bank	40,000	3,493
Orion	7,000	1,759
Total South Korea (Cost $4,573)		5,252
SWITZERLAND 7.6%
Common Stocks 7.6%
Julius Baer	40,000	3,710
Nobel Biocare	14,000	3,314
Phonak Holding (1)	40,000	2,524
Roche Holding	21,000	3,735
Swiss Life Holding (2)	22,000	5,078
UBS	110,000	5,980
Total Switzerland (Cost $20,190)		24,341
TURKEY 1.2%
Common Stocks 1.2%
Turkiye Garanti Bankasi	1,300,000	3,740
Total Turkey (Cost $4,977)		3,740
UNITED KINGDOM 3.4%
Common Stocks 3.4%
Admiral Group	300,000	3,722
Johnson Matthey	130,000	3,143
Rolls-Royce (2)	500,000	4,117
Total United Kingdom (Cost $10,046)		10,982
UNITED STATES 43.6%
Common Stocks 43.6%
Adobe Systems (2)	80,000	2,281
American Tower Systems, Class A (2)	450,000	15,210
Amgen (2)	55,000	3,836
Atherogenics (2)	155,000	2,043
Cephalon (2)	85,000	5,588
Chicago Mercantile Exchange Holdings	7,000	3,228
Danaher	75,000	4,890
E*TRADE Financial (2)	215,000	5,012
GE	100,000	3,269
Genentech (2)	62,000	5,011
Gilead Sciences (2)	60,000	3,689
Goldman Sachs	40,000	6,110
Google, Class A (2)	9,000	3,479
Grant Prideco (2)	90,000	4,096
Humana (2)	40,000	2,237
Investors Financial Services	73,000	3,272
Juniper Networks (2)	470,000	6,321
Lamar Advertising (2)	35,000	1,716
Marvell Technology Group (2)	250,000	4,638
Medicines Company (2)	120,000	2,514
Monster Worldwide (2)	260,000	10,400
Murphy Oil	135,000	6,947
Schlumberger	90,000	6,016
Smith International	130,000	5,794
Symbol Technologies	360,000	3,978
TD Ameritrade Holding	300,000	4,914
UTi Worldwide	110,000	2,563
Vertex Pharmaceuticals (2)	80,000	2,682
Wynn Resorts (2)	70,000	4,481
Yahoo! (2)	150,000	4,071
Total United States (Cost $135,114)		140,286
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	2,625,046	2,625
Total Short-Term Investments (Cost $2,625)		2,625
SECURITIES LENDING COLLATERAL 4.3%
Money Market Pooled Account 4.3%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.321% (3)	13,873,421	13,873
Total Securities Lending Collateral (Cost $13,873)		13,873
Total Investments in Securities
103.0% of Net Assets (Cost $311,504)		$331,259

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $13,180,000; aggregate collateral consisted of $13,873,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $311,504,000. Net unrealized gain aggregated $19,763,000 at period-end, of which $31,774,000 related to appreciated investments and $12,011,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $224,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $2,625,000 and $2,251,000, respectively.

T. ROWE PRICE EMERGING EUROPE & MEDITERRANEAN FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRIA 4.4%
Common Stocks 4.4%
Erste Bank der Oesterreich Sparkasse	430,650	24,822
Raiffeisen International (1)	327,084	28,071
Total Austria (Cost $52,329)		52,893
CZECH REPUBLIC 1.3%
Common Stocks 1.3%
Zentiva	300,300	15,522
Total Czech Republic (Cost $14,322)		15,522
EGYPT 17.7%
Common Stocks 17.7%
Commercial International Bank	2,625,450	28,568
MobiNil-Egyptian	1,594,570	39,139
National Societe General	2,161,762	13,079
Orascom Construction	859,659	32,785
Orascom Telecom	1,182,700	56,625
Vodafone Egypt	3,015,527	44,101
Total Egypt (Cost $187,436)		214,297
HUNGARY 1.4%
Common Stocks 1.4%
Gedeon Richter	80,670	17,046
Total Hungary (Cost $11,675)		17,046
LEBANON 0.4%
Common Stocks 0.4%
Solidere GDR (USD) (1)	273,511	4,540
Total Lebanon (Cost $5,941)		4,540
OMAN 2.7%
Common Stocks 2.7%
Bank Muscat SAOG	1,563,652	3,382
Bank Muscat SAOG GDR, (Regulation S shares) (USD)	3,024,637	29,127
Total Oman (Cost $32,232)		32,509
POLAND 1.5%
Common Stocks 1.5%
Polski Koncern Naftowy Orlen	959,800	18,823
Total Poland (Cost $17,118)		18,823
ROMANIA 1.2%
Common Stocks 1.2%
BRD-Groupe Societe Generale	2,290,000	14,019
Total Romania (Cost $14,990)		14,019
RUSSIA 50.7%
Common Stocks 50.7%
Baltika Brewery (USD)	123,400	4,523
CTC Media (USD) (1)(2)	384,100	7,271
Gazprom ADR (USD)	2,694,199	112,294
Lebedyansky (USD) (2)	74,069	4,555
Lukoil (USD)	78,430	6,808
Lukoil ADR (USD) (1)	1,862,300	161,275
Mechel OAO ADR (USD) (1)(2)	223,100	4,975
MMC Norilsk Nickel (USD)	294,100	39,703
NovaTek OAO (USD)	3,811,000	16,997
NovaTek OAO GDR (USD) (3)	740,030	34,633
Polyus Gold (USD) (2)	170,800	7,601
Promstroibank (USD)	12,242,609	12,243
Pyaterochka Holding GDR (USD) (1)(2)	1,519,400	25,830
RBC Information Systems (USD) (2)	5,298,852	43,451
Sberbank (USD)	31,190	55,518
Seventh Continent (USD)	2,085,317	45,877
Severstal Avto (USD)	365,900	6,732
Veropharm (USD) (2)	897,400	24,230
Total Russia (Cost $428,144)		614,516
TURKEY 15.0%
Common Stocks 15.0%
Akbank	3,499,139	16,856
Aksigorta	1,806,200	6,525
Anadolou Efes Biracilik ve Malt Sanayii	535,700	14,336
Arcelik	2,570,300	15,992
Bank Asya (2)	500,000	1,157
Bim Birlesik Magazalar	531,579	16,804
Hurriyet Gazetecilik ve Matbaacilik	4,625,700	10,708
Turkcell Iletisim Hizmet	5,215,599	23,379
Turkcell Iletisim Hizmet ADR (USD) (1)	186,604	2,125
Turkiye Garanti Bankasi	15,484,925	44,548
Turkiye Is Bankasi	4,711,960	25,220
Turkiye Vakiflar Bankasi	900,000	3,793
Total Turkey (Cost $161,239)		181,443
UNITED KINGDOM 1.8%
Common Stocks 1.8%
Kazakhmys	949,700	22,197
Total United Kingdom (Cost $21,150)		22,197
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.32% (4)(5)	5,737	6
Total Short-Term Investments (Cost $6)		6
SECURITIES LENDING COLLATERAL 4.7%
Money Market Pooled Account 4.7%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.321% (4)	56,863,921	56,864
Total Securities Lending Collateral (Cost $56,864)		56,864
Total Investments in Securities
102.8% of Net Assets (Cost $1,003,446)		$1,244,675

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$34,633 and represents 2.9% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $54,876,000; aggregate collateral consisted of $56,864,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $1,003,446,000. Net unrealized gain aggregated $241,245,000 at period-end, of which $270,141,000 related to appreciated investments and $28,896,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,925,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006 and October 31, 2005 was $6,000 and $19,717,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 15, 2006